Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part II	12 Months Ended
Dec. 31, 2025
Long-term Bank Loans Revolving Facilities - Pre-existing Loan Facilities Part Ii
Long-term bank loans & Revolving facilities - Pre-existing Loan Facilities Part II

9.       Long-term bank loans & Revolving facilities – (continued):

Pre-existing Loan Facilities - (continued):

(xvi) ABN AMRO $24,000 Facility:

On December 19, 2022, the Company entered into a loan agreement with ABN AMRO (the “ABN AMRO $24,000 Facility”) for an amount of $24,000. The amount was drawn on December 22, 2022 and used to refinance the then outstanding loan amount of the vessel Star Sienna. The facility is repayable in 20 quarterly principal payments of $500 and a balloon payment of $14,000 which is due in December 2027. The ABN AMRO $24,000 Facility is secured by the vessel Star Sienna.

(xvii) NTT $24,000 Facility:

On December 8, 2022, the Company entered into a loan agreement with a wholly owned subsidiary of NTT Finance Corporation (the “NTT $24,000 Facility”) for an amount of $24,000. The amount was drawn on December 16, 2022 and used to refinance the then outstanding loan amount of the vessel Star Virgo. The facility is repayable in 20 quarterly principal payments of $600 and a balloon payment of $12,000, which is due in December 2027. The NTT $24,000 Facility is secured by the vessel Star Virgo.

(xviii) CTBC $25,000 Facility:

On November 22, 2022, the Company entered into a loan agreement with CTBC (the “CTBC $25,000 Facility”), for an amount of up to $25,000. The amount of $25,000 was drawn on November 30, 2022 and used to refinance the outstanding amount under the then existing lease agreement of the vessel Star Libra. The facility is repayable in 20 quarterly principal payments of $563 and a balloon payment of $13,750 payable simultaneously with the last quarterly installment, which is due in November 2027. The CTBC $25,000 Facility is secured by the vessel Star Libra.

(xix) SEB $42,000 Facility:

On August 3, 2022, the Company entered into a loan agreement with SEB (the “SEB $42,000 Facility”) for a loan of up to $42,000 in three tranches, which were drawn on the same date. The first two tranches of $12,800 and $13,500 were used to refinance the then aggregate outstanding loan amount of the vessels Mercurial Virgo and Amami and the third tranche of $15,700 was used to refinance the then outstanding loan amount of the vessel Star Calypso. Each tranche is repayable in 20 equal quarterly principal payments ranging from $354 to $434 and a balloon payment ranging from $5,730 to $7,028, payable together with the last installment due in August 2027. The SEB $42,000 Facility is secured by the three aforementioned vessels.

(xx) Citi $100,000 Facility:

On July 5, 2022, the Company entered into a loan agreement with Citibank N.A., London Branch (“Citibank”) (the “Citi $100,000 Facility”) for a loan of up to $100,000 in two tranches. The first tranche of $48,341 was drawn on July 18, 2022 and used to replenish the funds used for the extinguishment of the amount under the then-existing lease agreements for the vessels Star Sirius, Laura, Idee Fixe, Kaley and Star Roberta. The second tranche of $51,659 was drawn on August 29, 2022 in order to refinance the aggregate outstanding amount under the then existing lease agreements of the vessels Star Apus, Star Cleo, Star Columba, Star Dorado, Star Hydrus, Star Pegasus and Star Pyxis. The first tranche is repayable in 20 equal quarterly principal payments of $1,257 and a balloon payment of $23,204 payable with the last installment due in July 2027. In June 2023, an amount of $6,256 was prepaid in connection with the sale of the Star Columba. In 2024, the total amount of $16,577 was prepaid in connection with the sale of the vessels Star Dorado, Star Pyxis and Star Hydrus (Note 6). Following the aforementioned prepayments, the principal payment and the balloon payment of the second tranche was amended to $634 and $11,713, respectively. As of December 31, 2025, following the sale of the vessels Star Columba, Star Dorado, Star Pyxis and Star Hydrus, the Citi $100,000 Facility is secured by eight vessels.